Intangible Assets - Summary of Changes in Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Beginning balance	€ 30,985
Ending balance	33,590	€ 30,985
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	90,771	82,773
Additions	10,970	8,696
Disposal		(427)
Reclassifications	0	0
Exchange differences	207	(271)
Ending balance	101,948	90,771
Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	59,786	50,616
Amortization	8,544	9,640
Disposal		(402)
Exchange differences	28	(67)
Ending balance	68,358	59,786
Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,090
Ending balance	545	2,090
Development Costs | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	16,057	16,081
Additions	0	0
Disposal		0
Reclassifications	0	0
Exchange differences	(8)	(24)
Ending balance	16,049	16,057
Development Costs | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	13,967	11,447
Amortization	1,543	2,537
Disposal		0
Exchange differences	(6)	(17)
Ending balance	15,504	13,967
Industrial Patents and Intellectual Property Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	10,610
Additions	397
Ending balance	6,423	10,610
Industrial Patents and Intellectual Property Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	30,550	25,255
Additions	397	3,571
Disposal		(402)
Reclassifications	723	2,072
Exchange differences	(137)	55
Ending balance	31,533	30,550
Industrial Patents and Intellectual Property Rights | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	19,940	15,168
Amortization	5,307	5,125
Disposal		(402)
Exchange differences	(137)	49
Ending balance	25,110	19,940
Concessions, Licenses, Trademarks and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,620
Ending balance	7,573	8,620
Concessions, Licenses, Trademarks and Similar Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	25,890	25,885
Additions	165	102
Disposal		0
Reclassifications	0	0
Exchange differences	51	(96)
Ending balance	26,106	25,890
Concessions, Licenses, Trademarks and Similar Rights | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	17,270	15,977
Amortization	1,250	1,314
Disposal		0
Exchange differences	13	(20)
Ending balance	18,533	17,270
Intangible Fixed Assets in Process and Advances
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,056
Ending balance	15,725	6,056
Intangible Fixed Assets in Process and Advances | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,056	3,147
Additions	10,408	5,023
Disposal		(25)
Reclassifications	(723)	(2,072)
Exchange differences	(16)	(17)
Ending balance	15,725	6,056
Intangible Fixed Assets in Process and Advances | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	0	0
Amortization	0	0
Disposal		0
Exchange differences	0	0
Ending balance	0	0
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,609
Ending balance	3,324	3,609
Other Intangible Assets | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	12,218	12,406
Additions	0	0
Disposal		0
Reclassifications	0	0
Exchange differences	317	(188)
Ending balance	12,535	12,218
Other Intangible Assets | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,609	8,024
Amortization	444	664
Disposal		0
Exchange differences	158	(79)
Ending balance	€ 9,211	€ 8,609